VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2016
VARIABLE INTEREST ENTITIES
Schedule of carrying amounts and classifications of consolidated VIE's assets and liabilities, excluding intercompany balances

At December 31, 2016
$
Current assets	146,713
Non-current assets	6,523

Total assets	153,236

Current liabilities	99,646

Total liabilities	99,646